Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of prepaid expenses and other current assets
	December 31, 2021	December 31, 2020
Other receivable, net (1)	$351,844	805,219
Prepaid expense	-	492,125
Value added tax receivable	38,020	-
Total	$389,864	1,297,344

(1)	Other receivables mainly consisted of advances to employees for business development purposes and prepaid employee insurance and welfare benefit which will be subsequently deducted from the employee’s payroll.